Organization and Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business

Note 1. Organization and Business

Sunlight Financial Holdings Inc. (together with its consolidated subsidiaries, the “Company” or “Sunlight”) is a premier, technology-enabled point-of-sale finance company. Sunlight Financial LLC, its accounting predecessor and wholly-owned subsidiary, was organized as a Delaware limited liability company on January 23, 2014.

On July 9, 2021 (the “Closing Date”), the Company consummated the transactions contemplated by that certain Business Combination Agreement (the “Business Combination Agreement”), dated as of January 23, 2021, by and among Spartan Acquisition Corp. II, a Delaware corporation incorporated on August 17, 2020 as a publicly-traded special purpose acquisition company sponsored by funds managed by an affiliate of Apollo Global Management, Inc. (the “Sponsor”) and formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (“Spartan”), Sunlight Financial LLC and the Spartan Subsidiaries, FTV Blocker and Tiger Blocker (each as defined in the Business Combination Agreement). On the Closing Date, Spartan changed its name to “Sunlight Financial Holdings Inc.” and Sunlight Financial LLC became the operating subsidiary of Sunlight Financial Holdings Inc., organized in an “Up-C” structure (the “Business Combination”). As a result of the Business Combination, the Company’s trading symbol on the New York Stock Exchange (the “NYSE”) was changed from “SPRQ” to “SUNL.”

All activity for the period from August 17, 2020 (Spartan’s inception) to the Closing Date relates to the Company’s formation, initial public offering and private placement of equity (Note 6), and search for a prospective business combination. The Company did not generate any operating revenues until after completion of the Business Combination. Upon completion of the Business Combination, the Company assumed the operations of, and began to consolidate, Sunlight Financial LLC. Refer to “Note 2 — Basis of Presentation” regarding the presentation of the Company’s financial statements before and after the Business Combination.

Business — Sunlight operates a technology-enabled financial services platform within the United States of America, using a nationwide network of contractors at the point-of-sale, to offer homeowners secured and unsecured loans (“Loans”), originated by third-party lenders, for the purchase and installation of residential solar energy systems and other home improvements. Sunlight arranges for the origination of Loans by third-party lenders in two distinct ways:

Direct Channel Loans — Sunlight arranges for certain Loans (“Direct Channel Loans”) to be originated and retained by third parties (“Direct Channel Partners”). The Direct Channel Partners originate the Direct Channel Loans directly, using their own credit criteria. These Direct Channel Partners pay for Direct Channel Loans by remitting funds to Sunlight, and Sunlight is thereafter responsible for making the appropriate payments to the relevant contractor. Sunlight earns income from the difference between the cash amount paid by a Direct Channel Partner to Sunlight for a given Direct Channel Loan and the dollar amount due to the contractor for such Direct Channel Loan. Sunlight does not participate in the ongoing economics of the Direct Channel Loans and, generally, does not retain any obligations with respect thereto except for certain ongoing fee-based administrative services performed by Sunlight.

Indirect Channel Loans — Sunlight arranges for other Loans (“Indirect Channel Loans”) to be originated by Sunlight’s issuing bank partner (“Bank Partner”). Sunlight has entered into program agreements with its Bank Partner that govern the terms and conditions with respect to originating and servicing the Indirect Channel Loans and Sunlight pays its Bank Partner a fee based on the principal balance of Loans originated by Bank Partner. Sunlight’s Bank Partner funds these Loans by remitting funds to Sunlight, and Sunlight is thereafter responsible for making the appropriate payments to the relevant contractor. Sunlight arranges for the sale of certain Indirect Channel Loans, or participations therein, to third parties (“Indirect Channel Loan Purchasers”).